SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 74,623	$ 146,514	$ 756	$ 918,359
Restricted cash	125,905	171,487	307,826	247,195
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 200,528	$ 318,001	$ 308,582	$ 1,165,554